INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue from contracts with customers (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Revenue
Royalties	$ 239,836	$ 248,970	$ 549,133	$ 942,756
Revenues from contracts with customers	73,674,526	98,880,989	142,640,298	182,313,271
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 73,434,690	$ 98,632,019	$ 142,091,165	$ 181,370,515